SHARE CAPITAL: - Information concerning outstanding and exercisable options, in terms of ordinary shares (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Options outstanding
Number of options outstanding at end of year	3,822,374
Options exercisable
Number of options exercisable at end of year	1,812,164
Aggregate intrinsic value | $	$ 0
Exercise price range of $25-$72
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share (USD), Lower range limit | $ / shares	$ 25
Exercise prices per share (USD), Upper range limit | $ / shares	$ 72
Options outstanding
Number of options outstanding at end of year	6,948
Weighted Average Remaining Contractual Life	1 year 11 months 23 days
Options exercisable
Number of options exercisable at end of year	6,948
Weighted Average Remaining Contractual Life	1 year 11 months 23 days
Exercise price range of $6-$7
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share (USD), Lower range limit | $ / shares	$ 6
Exercise prices per share (USD), Upper range limit | $ / shares	$ 7
Options outstanding
Number of options outstanding at end of year	14,189
Weighted Average Remaining Contractual Life	3 years 10 months 24 days
Options exercisable
Number of options exercisable at end of year	14,189
Weighted Average Remaining Contractual Life	3 years 10 months 24 days
Exercise price range of $3-$5
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share (USD), Lower range limit | $ / shares	$ 3
Exercise prices per share (USD), Upper range limit | $ / shares	$ 5
Options outstanding
Number of options outstanding at end of year	1,079,056
Weighted Average Remaining Contractual Life	8 years 5 months 1 day
Options exercisable
Number of options exercisable at end of year	786,513
Weighted Average Remaining Contractual Life	8 years 4 months 21 days
Exercise price range of $2-$3
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share (USD), Lower range limit | $ / shares	$ 2
Exercise prices per share (USD), Upper range limit | $ / shares	$ 3
Options outstanding
Number of options outstanding at end of year	1,330,452
Weighted Average Remaining Contractual Life	7 years 7 months 6 days
Options exercisable
Number of options exercisable at end of year	824,326
Weighted Average Remaining Contractual Life	7 years 3 months 18 days
Exercise price range of $1-$2
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share (USD), Lower range limit | $ / shares	$ 1
Exercise prices per share (USD), Upper range limit | $ / shares	$ 2
Options outstanding
Number of options outstanding at end of year	1,336,729
Weighted Average Remaining Contractual Life	9 years 5 months 23 days
Options exercisable
Number of options exercisable at end of year	180,188
Weighted Average Remaining Contractual Life	9 years 4 months 21 days
Exercise price range of $0-$1
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share (USD), Lower range limit | $ / shares	$ 0
Exercise prices per share (USD), Upper range limit | $ / shares	$ 1
Options outstanding
Number of options outstanding at end of year	55,000
Weighted Average Remaining Contractual Life	9 years 10 months 13 days
Options exercisable
Weighted Average Remaining Contractual Life	0 years